Intangible Assets (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 17,287	$ 14,699		$ 13,012
Impairment of brand	$ 696
Sales growth rate used to extrapolate cash flow projections	2.50%			5.00%
Royalty rate	6.60%			6.60%
Cash flow forecast period	5 years			5 years
Discount rate applied to cash flow projections	11.40%			11.40%
Growth rate used to extrapolate cash flow projections	2.00%			2.00%
Increase in post-tax discount rate	2.10%			1.50%
Decrease in sales growth rate	0.00%			2.00%
Impairment of intangible assets	$ 1,739			$ 929
Impact of possible changes in key assumptions used in impairment test calculations	A reduction of the sales growth rate to 0% would result in an impairment of $1,341 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite-lived brand intangible assets.
Impairment loss recognised in profit or loss, goodwill	$ 3,399
Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 14,680	$ 13,012	$ 14,575	$ 17,381	$ 16,683
Increase in post-tax discount rate				1.50%
Decrease in sales growth rate				2.00%
Impact of possible changes in key assumptions used in impairment test calculations				A 1.5% increase in the post-tax discount rate would result in an impairment of $928 thousand against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 2% would result in an impairment of $611 thousand against the carrying amount of the indefinite-lived brand intangible assets. A 1.5% reduction in the royalty rate would result in an impairment of $2,267 thousand against the carrying amount of the indefinite-lived brand intangibles.
Impairment loss recognised in profit or loss, goodwill					2,157
Amount of fair value less costs					2,200
United States [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.25%
Growth rate used to extrapolate cash flow projections	2.00%
EBITDA growth rate	10.00%
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,395	12,206		12,463
Brands [Member] | Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 12,036	$ 12,463	$ 12,105	$ 12,702	12,274
Sales growth rate used to extrapolate cash flow projections			5.00%	5.00%	5.00%	2.00%
Royalty rate			6.60%	6.60%	6.60%	6.60%
Cash flow forecast period			5 years	5 years	5 years	5 years
Increase in post-tax discount rate			11.40%	11.40%	11.40%	11.40%
Decrease in sales growth rate			2.00%	2.00%	2.00%	0.00%
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,399
Increase in post-tax discount rate	3.25%
Decrease in sales growth rate	5.00%
Impact of possible changes in key assumptions used in impairment test calculations	A reduction of the sales growth rate to 5% would result in an impairment of $566 thousand against the carrying amount of the goodwill.
Impairment loss recognised in profit or loss, goodwill	$ 1,833
Goodwill [Member] | Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets						$ 2,347	$ 2,211